Related Party Transactions (Narrative) (Details)	12 Months Ended
	Apr. 30, 2025 CAD ($) Shares	Apr. 30, 2024 CAD ($) Shares
Disclosure of transactions between related parties [line items]
Stock options granted | Shares	6,050,000	4,500,000
Officers and companies owned by company's officers [Member]
Disclosure of transactions between related parties [line items]
Salary and consulting fees	$ 3,284,679	$ 2,698,461
Company's directors [Member]
Disclosure of transactions between related parties [line items]
Director fees	418,000	338,047
Company with common directors [Member]
Disclosure of transactions between related parties [line items]
Rent expenses and administration expenses	$ 780,000	$ 675,000
Officers and directors [Member]
Disclosure of transactions between related parties [line items]
Stock options granted | Shares	4,850,000	3,165,000
Officers [Member]
Disclosure of transactions between related parties [line items]
Number of RSU granted | Shares	360,000	318,000
Amounts payable to related party	$ 394,027	$ 673,600
Officers and former Chief Operating Officer [Member]
Disclosure of transactions between related parties [line items]
Amounts payable to related party		$ 475,000